FAIR VALUE MEASUREMENTS (10K)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 10.	FAIR VALUE MEASUREMENTS

Warrant Liability

We have warrants outstanding to purchase 21,041,667 shares of our common stock, which are recorded at fair value on the consolidated balance sheets.  Of these warrants, 15,375,000 are warrant shares that are registered and are available for trading on the over-the-counter market.  Since the first quarter of 2014, there has been a lack of trading activity for the registered warrants, and as such, when assessing their fair value we transferred them from Level 1 to Level 3 within the fair-value hierarchy.

As of March 31, 2015 and December 31, 2014, we determined the fair value of the registered warrants using a Monte Carlo simulation model.  Inputs to the model are stock volatility, contractual warrant terms (which are remaining life of the warrant, the redemption feature, the exercise price, and assumptions for the reduction in exercise price if we were to reorganize as a private company), the risk-free interest rate, and a discount for the lack of marketability (DLOM) pertaining to the underlying common stock as the shares acquirable are not registered.  We use the closing market price of our common stock to compute stock volatility.  The DLOM is determined using the Finnerty Average-Strike Put Option Marketability Discount Model (Finnerty Model), which takes into consideration the discount period, stock dividend rates, and stock volatility.  As of March 31, 2015 and December 31, 2014, we used a DLOM rate of 11.2%.  Assumptions regarding adjustments to the exercise price are based on management’s best estimates of the likelihood of reorganizing as a private company and the amount of the resulting exercise-price adjustment.

The remaining warrants, consisting of Sponsor warrants of 3,816,667 and unregistered warrants of 1,850,000 are classified as Level 3 within the fair-value hierarchy.  Sponsor Warrants differ from the registered warrants as we have agreed not to exercise our redemption provision as long as the Sponsor continues to hold the warrants.  We determined the fair value of these warrants using a Monte Carlo simulation model and using the same assumptions used for the registered warrants, except we did not include the redemption feature.

Unregistered warrants differ from the registered warrants in that they have not been registered.  As of March 31, 2015 and December 31, 2014, we determined the fair value of these warrants by taking the fair value of a registered warrant and discounting it using the Finnerty Model for the lack of marketability as these warrants are not registered.  As of March 31, 2015 and December 31, 2014, we used a DLOM rate of approximately 17.0%.

The following tables represent the valuation of our warrant liability within the fair-value hierarchy:

(In thousands)	March 31, 2015
	Level 1	Level 2	Level 3	Total

Warrant liability	$—	$—	$104	$104

(In thousands)	December 31, 2014
	Level 1	Level 2	Level 3	Total

Warrant liability	$—	$—	$601	$601

The following tables include a roll-forward of liabilities classified within Level 1 and Level 3:

(In thousands)	Three Months Ended March 31, 2015
	Level 1	Level 2	Level 3	Total

Warrant liability at December 31, 2014	$—	$—	$601	$601
Change in fair value of warrant liability	—	—	(497)	(497)
Warrant liability at March 31, 2015	$—	$—	$104	$104

(In thousands)	Three Months Ended March 31, 2014
	Level 1	Level 2	Level 3	Total

Warrant liability at December 31, 2013	$2,630	$—	$1,493	$4,123
Change in fair value of warrant liability	1,128	—	672	1,800
Warrant liability at March 31, 2014	$3,758	$—	$2,165	$5,923

Investments in Content

When events and circumstances indicate that investments in content are impaired, we determine the fair value of the investment; and if the fair value is less than the carrying amount, we recognize additional amortization expense equal to the excess.  Our nonrecurring fair value measurement of assets and liabilities is classified in the tables below:

(In thousands)	Three Months Ended March 31, 2015
	Level 1	Level 2	Level 3	Total	Loss

Investments in content	$—	$—	$642	$642	$533

(In thousands)	Three Months Ended March 31, 2014
	Level 1	Level 2	Level 3	Total	Loss

Investments in content	$—	$—	$1,521	$1,521	$1,119

During the three months ended March 31, 2015 and 2014, the investments in content were written down by $533,000 and $1.1 million, respectively.  In determining the fair value of our investments in content, we employ a DCF methodology.  Key inputs employed in the DCF methodology include estimates of a film's ultimate revenue and costs as well as a discount rate.  The discount rate utilized in the DCF analysis is based on our weighted average cost of capital plus a risk premium representing the risk associated with producing a particular film or television program.  As the primary determination of fair value is determined using a DCF model, the resulting fair value is considered a Level 3 measurement.

NOTE 14.	FAIR VALUE MEASUREMENTS

Warrant Liability

We have warrants outstanding to purchase 21,041,667 shares of our common stock, which are recorded at fair value on the consolidated balance sheets.  Of these warrants, 15,375,000 are warrant shares that are registered and traded on the over-the-counter market.  Since the first quarter of 2014, there has been a lack of a trade activity for the registered warrants, and as such, when assessing their fair value we transferred them from Level 1 to Level 3 within the fair-value hierarchy.  At December 31, 2013, when the registered warrants were reported as a Level 1 valuation, we used the closing market price of our market-traded warrants to determine the fair value of these registered warrants.

As of December 31, 2014, we determined the fair value of the registered warrants using a Monte Carlo simulation model.  Inputs to the model are stock volatility, contractual warrant terms (which are remaining life of the warrant, the redemption feature, the exercise price, and assumptions for the reduction in exercise price if we were to reorganize as a private company), the risk-free interest rate, and a discount for the lack of marketability (DLOM) pertaining to the underlying common stock as the shares acquirable are not registered.  We use the closing market price of our common stock to compute stock volatility.  The DLOM is determined using the Finnerty Average-Strike Put Option Marketability Discount Model (Finnerty Model), which takes into consideration the discount period, stock dividend rates, and stock volatility.  This DLOM ranged between 9.1% and 11.24% during 2014.  Assumptions regarding adjustments to the exercise price are based on management’s best estimates of the likelihood of reorganizing as a private company and the amount of the resulting exercise-price adjustment.

The remaining warrants, consisting of Sponsor Warrants of 3,816,667 and unregistered warrants of 1,850,000 are classified as Level 3 within the fair-value hierarchy.  Sponsor Warrants differ from the registered warrants as we have agreed not to exercise our redemption provision as long as the Sponsor continues to hold the warrants.  We determined the fair value of these warrants using a Monte Carlo simulation model and using the same assumptions used for the registered warrants, except we did not include the redemption feature.

Unregistered warrants differ from the registered warrants in that they have not been registered.  We determined the fair value of these warrants by taking the fair value of a registered warrant and discounting it using the Finnerty Model for the lack of marketability as these warrants are not registered.  Prior to June 30, 2014, we determined this DLOM using the estimated fair value of a protective put relative to the fair value of a registered share of common stock.  This DLOM ranged between 17.8% and 34.0% during 2014, and 27.0% and 29.0% during 2013.

The following tables represent the valuation of our warrant liability within the fair-value hierarchy:

(In thousands)	December 31, 2014
	Level 1	Level 2	Level 3	Total

Warrant liability	$—	$—	$601	$601

(In thousands)	December 31, 2013
	Level 1	Level 2	Level 3	Total

Warrant liability	$2,630	$—	$1,493	$4,123

The following tables include a roll-forward of the warrant liability activity classified within Level 1 and Level 3 of the fair-value hierarchy:

(In thousands)	Year Ended December 31, 2014
	Level 1	Level 2	Level 3	Total

Warrant liability at December 31, 2013	$2,630	$—	$1,493	$4,123
Change in fair-value hierarchy	(2,755)	—	2,755	—
Change in fair value of warrant liability	125	—	(3,647)	(3,522)
Warrant liability at December 31, 2014	$—	$—	$601	$601

(In thousands)	Year Ended December 31, 2013
	Level 1	Level 2	Level 3	Total

Warrant liability at December 31, 2012	$2,755	$—	$1,569	$4,324
Change in fair value of warrant liability	(125)	—	(76)	(201)
Warrant liability at December 31, 2013	$2,630	$—	$1,493	$4,123

Investments in Content

When events and circumstances indicate that investments in content are impaired, we determine the fair value of the investment; and if the fair value is less than the carrying amount, we recognize additional amortization expense equal to the excess.  Our nonrecurring fair value measurement information of assets and liabilities is classified in the tables below:

(In thousands)	Year Ended December 31, 2014
	Level 1	Level 2	Level 3	Total	Loss

Investments in content	$—	$—	$21,804	$21,804	$4,817

(In thousands)	Year Ended December 31, 2013
	Level 1	Level 2	Level 3	Total	Loss

Investments in content	$—	$—	$5,693	$5,693	$6,419

During the years ended December 31, 2014 and 2013, the investments in content were impaired by $4.8 million and $6.4 million, respectively.  In determining the fair value of our investments in content, we employ a DCF methodology.  Key inputs employed in the DCF methodology include estimates of a film's ultimate revenue and costs as well as a discount rate.  The discount rate utilized in the DCF analysis is based on our weighted average cost of capital plus a risk premium representing the risk associated with producing a particular film or television program.  As the primary determination of fair value is determined using a DCF model, the resulting fair value is considered a Level 3 measurement.